GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Seamless Group Inc [Member]
GOODWILL

3 Goodwill

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill upon acquisition (Note 7)	7,771,855
Balance as of December 31, 2022 and September 30, 2023	27,001,383

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

8 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 were as follows:

Goodwill
US$

Balance as of January 1, 2021	19,618,594
Goodwill upon disposal	(389,066)
Balance as of December 31, 2021 and January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022	27,001,383